ETFMG Alternative Harvest ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 50.1%	Shares	Value
Canada - 28.2%(a)
Food Products - 0.7%
Village Farms International, Inc.(c)(d)	2,022,647	$1,539,234
		$–
Pharmaceuticals - 27.5%(b)
Aurora Cannabis, Inc.(c)(d)	11,438,643	5,447,082
Canopy Growth Corp.(c)(d)	1,498,072	7,655,148
Cronos Group, Inc.(c)(d)	5,399,750	11,285,478
High Tide, Inc.(c)(d)	1,835,404	2,950,387
Organigram Holdings, Inc.(c)(d)	1,757,265	2,302,017
SNDL, Inc.(c)(d)	7,016,448	11,506,975
Tilray Brands, Inc.(c)(d)	8,792,652	20,223,099
		61,370,186
Total Canada		62,909,420

Denmark - 0.3%
Tobacco - 0.3%
Scandinavian Tobacco Group AS(e)(f)	37,228	646,681

Israel - 0.2%
Pharmaceuticals - 0.2%
Intercure Ltd.(c)(d)	300,572	384,732

Mexico - 0.0%(g)
Construction & Engineering – 0.0%(g)
Empresas ICA SAB de CV(c)(h)	155,893	0

United Kingdom - 0.9%
Tobacco - 0.9%
British American Tobacco PLC	33,880	991,314
Imperial Brands PLC	47,573	1,095,441
		2,086,755
Total United Kingdom		2,086,755

United States - 20.5%
Chemicals - 1.1%
Schweitzer-Mauduit International, Inc.	78,943	1,208,617
Scotts Miracle-Gro Co.(d)	19,769	1,260,274
		2,468,891
Industrial REITs - 8.1%
Innovative Industrial Properties, Inc.(d)	180,300	18,177,846
		$–
Machinery - 0.4%
Hydrofarm Holdings Group, Inc.(c)(d)	1,050,516	963,848
		$–
Mortgage Real Estate Investment Trusts (REITs) - 5.2%
AFC Gamma, Inc.	430,732	5,181,706
Chicago Atlantic Real Estate Finance, Inc.(d)	398,898	6,454,170
		11,635,876
Pharmaceuticals - 1.1%
Charlottes Web Holdings, Inc.(c)(d)	439,794	89,615
Incannex Healthcare, Inc.(c)	314,609	1,459,784
Jazz Pharmaceuticals PLC(c)	8,052	990,396
		2,539,795
Software - 0.7%
WM Technology, Inc.(c)	2,115,872	1,524,063
		$–
Specialty Retail - 1.8%
GrowGeneration Corp.(c)(d)	1,586,590	3,982,341
		$–
Tobacco - 2.1%
22nd Century Group, Inc.(c)	205,844	38,328
Altria Group, Inc.	25,528	1,029,800
Philip Morris International, Inc.	11,416	1,074,017
Turning Point Brands, Inc.	50,385	1,326,133
Vector Group, Ltd.	98,679	1,113,099
		4,581,377
Total United States		45,874,037
TOTAL COMMON STOCKS (Cost $167,701,323)		111,901,625

EXCHANGE TRADED FUNDS - 49.2%
ETFMG U.S. Alternative Harvest ETF(c)(d)(i)	67,853,579	109,834,588
TOTAL EXCHANGE TRADED FUNDS (Cost $136,772,248)		109,834,588

SHORT-TERM INVESTMENTS - 32.8%
Investments Purchased with Proceeds from Securities Lending - 32.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(j)	72,866,929	72,866,929

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.28%(j)	166,973	166,973
TOTAL SHORT-TERM INVESTMENTS (Cost $73,033,902)		73,033,902

TOTAL INVESTMENTS - 132.1% (Cost $377,507,473)		294,770,115
Liabilities in Excess of Other Assets - (32.1)%		(71,685,259)
TOTAL NET ASSETS - 100.0%		$223,084,856

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a) (b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
As of December 31, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.

(c)	Non-income producing security.
(d)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $64,777,599 which represented 29.0% of net assets.
(e)	Security considered restricted. The total market value of these securities was $646,681 which represented 0.3% of net assets as of December 31, 2023.
(f)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $646,681 or 0.3% of the Fund’s net assets.

(g)	Represents less than 0.05% of net assets.
(h)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2023.

(i)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(j)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Security Name	Value at September 30, 2023	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2023	Endin g Shares
ETFMG U.S. Alternative Harvest ETF	132,937,993	-	(5,469,527)	(2,401,957)	(15,231,921)	-	109,834,588	67,853,579
	$132,937,993	$-	$(5,469,527)	$(2,401,957)	$(15,231,921)	$-	$109,834,588	67,853,579

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, AIEQ, HACK, AWAY, MJUS, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2023, SILJ held three fair valued securities, IPAY, MJ, GERM, and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

ETFMG Alternative Harvest ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Canada	$62,909,420	$–	$–	62,909,420
Denmark	646,681	–	–	646,681
Israel	384,732	–	–	384,732
Mexico	–	–	0	0
United Kingdom	2,086,755	–	–	2,086,755
United States	45,874,037	–	–	45,874,037
Common Stocks - Total	$111,901,625	$–	$–	$111,901,625
Exchange Traded Funds	$109,834,588	$–	$–	$109,834,588
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	72,866,929
Money Market Funds	166,973	–	–	166,973
Total Investments	$221,903,186	$–	$0	$294,770,115

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.